Capital adequacy and liquidity situation - Leverage ratio (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure
On-balance sheet exposures	kr 227,318	kr 234,139
Off-balance sheet exposures	6,571	8,775
Total exposure measure	kr 233,889	kr 242,914
Leverage ratio	9.80%	9.60%
Total capital requirement relating to leverage ratio
Capital base requirement of 3 percent	kr 7,016	kr 7,288
Pillar 2 guidance	351	365
Total capital requirement relating to leverage ratio	kr 7,367	kr 7,653
Capital base requirement of 3 percent	3.00%	3.00%
Pillar 2 guidance	0.20%	0.20%
Total capital requirement relating to leverage ratio	3.20%	3.20%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%